INCOME TAXES (Details) (USD $)	0 Months Ended			12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments
The Company and its Israeli subsidiaries				$ 2,139,000,000	$ 1,303,000,000	$ 1,660,000,000
Non-Israeli subsidiaries				1,499,000,000	(53,000,000)	159,000,000
Income before income taxes				3,638,000,000	1,250,000,000	1,819,000,000
Effect of acquired research and development in process on non-Israeli companies							1,402,000,000
Income Tax Expense Benefit Continuing Operations By Jurisdiction
In Israel				147,000,000	197,000,000	5,000,000
Outside Israel				444,000,000	(240,000,000)	(142,000,000)
Income Tax Expense (Benefit), Total				591,000,000	(43,000,000)	(137,000,000)
Federal Income Tax Expense Benefit Continuing Operations
Current				879,000,000	1,096,000,000	564,000,000
Deferred income taxes-net and uncertain tax positions				(288,000,000)	(1,139,000,000)	(701,000,000)
Income taxes				591,000,000	(43,000,000)	(137,000,000)
Effective Income Tax Rate Reconciliation
Statutory tax rate in Israel				26.50%	25.00%	25.00%
Amendment Sixty Nine Payments	286,000,000			577,000,000
Short-term deferred tax assets (liabilities)-net:
Inventory related	383,000,000	405,000,000		383,000,000	405,000,000
Sales reserves and allowances	357,000,000	321,000,000		357,000,000	321,000,000
Provisions for employee-related obligations, current	59,000,000	179,000,000		59,000,000	179,000,000
Carryforward losses and deductions, current	66,000,000	81,000,000		66,000,000	81,000,000
Provision for legal settlements	229,000,000	235,000,000		229,000,000	235,000,000
Other	78,000,000	75,000,000		78,000,000	75,000,000
Short-term deferred tax assets (liabilities)-gross	1,172,000,000	1,296,000,000		1,172,000,000	1,296,000,000
Valuation allowance-in respect of carryforward losses and deductions that may not be utilized	(213,000,000)	(249,000,000)		(213,000,000)	(249,000,000)
Short-term deferred tax assets (liabilities)-net	959,000,000	1,047,000,000		959,000,000	1,047,000,000
Long-term deferred tax assets (liabilities)-net:
Deferred Tax Liabilities Property Plant And Equipment	(218,000,000)	(181,000,000)		(218,000,000)	(181,000,000)
Intangible assets	(1,098,000,000)	(1,412,000,000)		(1,098,000,000)	(1,412,000,000)
Provisions for employee related obligations, noncurrent	39,000,000	19,000,000		39,000,000	19,000,000
Carryforward losses and deductions, noncurrent	1,043,000,000	1,415,000,000		1,043,000,000	1,415,000,000
Other	(21,000,000)	60,000,000		(21,000,000)	60,000,000
Long-term deferred tax assets (liabilities)-gross	(255,000,000)	(99,000,000)		(255,000,000)	(99,000,000)
Deferred Tax Assets Valuation Allowance Noncurrent	(458,000,000)	(542,000,000)		(458,000,000)	(542,000,000)
Long-term deferred tax assets (liabilities)-net	(713,000,000)	(641,000,000)		(713,000,000)	(641,000,000)
Deferred tax assets (liabilities) - net	246,000,000	406,000,000		246,000,000	406,000,000
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Balance at the beginning of the year				665,000,000	903,000,000	907,000,000
Increase related to prior year tax positions, net				38,000,000	29,000,000	(10,000,000)
Increase related to current year tax positions				51,000,000	176,000,000	151,000,000
Tax assessments settlements				(38,000,000)	(461,000,000)	(146,000,000)
Acquisition				0	0	0
Other				(3,000,000)	18,000,000	1,000,000
Balance at the end of the year	713,000,000	665,000,000	903,000,000	713,000,000	665,000,000	903,000,000
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	12,000,000	69,000,000	29,000,000
Balance of accrued potential penalties and interest in unrecognized tax benefits	87,000,000	75,000,000	144,000,000	87,000,000	75,000,000	144,000,000
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	12,000,000	69,000,000	29,000,000
Amount Of Tax Exempt Profit Earned By Company From Approved Enterprises				9,700,000,000
Tax Payable Refer To Distributed Dividends				1,500,000,000
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes				3,638,000,000	1,250,000,000	1,819,000,000
Statutory tax rate in Israel				26.50%	25.00%	25.00%
Theoretical provision for income taxes				964,000,000	313,000,000	455,000,000
Increase (decrease) in effective tax rate due to:
IncomeTaxReconciliationChangeInEnactedTaxRate				(524,000,000)	(535,000,000)	(520,000,000)
IncomeTaxReconciliationOtherAdjustments				0	248,000,000	0
IncomeTaxReconciliationForeignIncomeTaxRateDifferential				88,000,000	(275,000,000)	(83,000,000)
IncomeTaxReconciliationTaxContingencies				63,000,000	206,000,000	11,000,000
Income taxes				591,000,000	(43,000,000)	(137,000,000)
Year 2007 [Member]
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	213,000,000
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	$ 213,000,000